RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

		Cash Flows			Non-cash changes
	At beginning of year	Proceeds from borrowings	Payments		Interest expenses	Capitalization of new lease	Conversion of ordinary shares	Fair value changes		At end of year
	S$	S$	S$		S$	S$		S$		S$

2025
Bank loan	431,960	-	(40,766	)#	18,309	-	-	-		409,503
Warrant liabilities	11,945	-	-		-	-	-	13,119	^	25,064
Lease liabilities	31,290	-	(15,083	)*	2,597	54,255	-	-		73,059

2024
Bank loan	441,698	-	(29,422	)#	19,684	-	-	-		431,960
Warrant liabilities	146,613	-	-		-	-	-	(134,668	)^	11,945
Lease liabilities	6,324	-	(10,403	)*	629	34,740	-	-		31,290

2023
Bank loan	503,606	-	(82,672	)#	20,764	-	-	-		441,698
Warrant liabilities	-	-	-		-	-	(73,930)	220,543	^	146,613
Third party loan	300,000	-	(304,266)		4,266	-	-	-		-
Convertible loans	3,401,237	-	(25,753)		25,753	-	(3,499,991)	98,754		-
Lease liabilities	14,419	-	(8,594	)*	499	-	-	-		6,324

^	Includes exchange realignment of S$3,302, S$3,624 and S$ Nil of warrant liabilities for the year ended December 31, 2023, 2024 and 2025 respectively.

#	Includes exchange realignment of S$28,924, S$25,044 and S$16,037 of bank borrowings for the year ended December 31, 2023, 2024 and 2025 respectively.

*	Includes exchange realignment of S$653, S$23 and S$2,560 of lease liabilities for the years ended December 31, 2023, 2024 and 2025, respectively.